Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 73,449,638	455,725,621	543,928,262	547,243,768
Adjustments for:
Share-based compensation costs	8,299,369	51,494,263	97,343,070	71,144,592
Depreciation and amortization expenses	35,873,604	222,581,361	200,173,823	183,116,153
Exchange gain	(4,381,069)	(27,182,781)	(6,677,643)	(3,334,352)
Share of loss / (income) from equity investments	(6,164,662)	(38,249,264)	15,198,149	5,334,495
Goodwill impairment	9,381,920	58,211,063	77,290,117	40,769,946
Impairment of intangible assets and other long-lived assets	6,186,743	38,386,266	23,898,022	20,969,607
Loss from disposal of property, equipment and software	707,195	4,387,863	625,332	1,717,286
Provision for doubtful accounts	2,021,216	12,540,836
Deferred income tax	11,869,282	73,644,148	17,461,751	(11,042,445)
Gain from disposal of discontinued operations, net of tax			(166,288,268)
Changes in assets and liabilities:
Accounts receivable	(28,600,481)	(177,454,546)	(80,989,868)	32,371,438
Current prepayments and other assets	(7,968,854)	(49,443,553)	(126,121,310)	(51,451,855)
Due from/to related parties	(453,083)	(2,811,198)	(3,451,339)	35,000
Non-current prepayments and other assets	5,387,586	33,427,815	825,308	(40,737,629)
Accounts payable	10,993,336	68,209,252	38,630,097	(5,892,676)
Advances from customers	(5,632,576)	(34,947,884)	(29,274,312)	38,031,835
Salary and welfare payable	11,700,811	72,598,852	53,166,528	27,187,649
Taxes payable	3,680,288	22,834,713	8,696,017	(48,243,256)
Accrued expenses and other liabilities	2,763,040	17,143,555	10,904,719	(10,774,994)
Deferred revenues	20,154,816	125,052,570	357,540,494	(56,955,712)
Long-term liabilities	(451,278)	(2,800,000)
Net cash provided by operating activities	148,816,841	923,348,952	1,032,878,949	739,488,850
Cash flows from investing activities:
Purchase of property, equipment and software	(13,225,441)	(82,058,570)	(234,925,652)	(83,664,515)
Cash paid for construction in progress	(3,539,467)	(21,960,979)	(55,931,098)	(25,136,551)
Purchase of intangible assets	(7,060,554)	(43,807,915)	(57,390,839)	(6,602,754)
Payment for capitalized product development costs	(3,089,885)	(19,171,502)	(44,175,803)	(5,651,100)
(Increase) / decrease in restricted cash and restricted time deposits	(90,101,699)	(559,045,000)	665,362,180	(363,776,200)
Cash paid for equity investments	(54,893,261)	(340,590,730)	(256,232,823)	(200,000,000)
Cash received from disposal of equity investment	322,341	2,000,000
Cash paid for business acquisitions, net of cash acquired	(18,682,858)	(115,919,662)	(135,694,387)
Cash paid for purchase of additional ownership interests in subsidiaries				(10,120,504)
Purchase of ordinary shares in a public company (Note 9)	(99,165,136)	(615,280,000)
Cash received from sale of ordinary shares in a public company (Note 9)	103,750,733	643,731,796
Cash received from disposal of PW Literature, net of cash disposed	26,919,566	167,025,141	(23,977,214)
Purchase of short-term investments	(500,071,115)	(3,102,741,238)	(1,710,000,000)	(1,437,228,875)
Maturities of short-term investments	448,131,638	2,780,477,561	1,863,300,000	470,017,875
Purchase of time deposits				(50,000,000)
Net cash (used in) / provided by investing activities	(210,705,138)	(1,307,341,098)	10,334,364	(1,712,162,624)
Cash flows from financing activities:
Exercises of share options	3,700,027	22,957,189	45,399,876	45,182,450
Capital contribution from non-controlling interests or VIE shareholders	1,649,421	10,234,000		3,000
Short-term bank loans	117,014,860	726,030,400	216,176,500	596,752,900
Repayment of bank loans	(79,280,211)	(491,902,000)	(742,887,100)	(409,558,500)
Dividends to shareholders	(23,600,453)	(146,431,373)	(137,138,046)	(607,623,579)
Net cash (used in) / provided by financing activities	19,483,644	120,888,216	(618,448,770)	(375,243,729)
Effect of exchange rate changes on cash and cash equivalents	(2,454,168)	(15,227,112)	(12,239,897)	(2,663,345)
Net (decrease) / increase in cash	(44,858,821)	(278,331,042)	412,524,646	(1,350,580,848)
Cash and cash equivalents, beginning of the period	195,364,293	1,212,157,293	799,632,647	2,150,213,495
Cash and cash equivalents, end of the period	150,505,472	933,826,251	1,212,157,293	799,632,647
Supplemental schedule of non-cash investing activities:
Reclassification of time deposits now maturing within one year to short-term investments	(8,058,537)	(50,000,000)		(280,000,000)
Release of restricted time deposits to short-term investments				(120,000,000)
Consideration payable related to equity investment and business combination	(3,875,834)	(24,048,000)	(122,000,000)
Consideration receivable related to disposal of PW Literature	654,533	4,061,115	174,280,000
Reclassification of short-term investments to time deposits due to the extension of the contract term			(53,041,400)
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	(7,237,546)	(44,906,080)	(74,180,785)	(171,912,187)
Cash paid during the year for interest expenses	$ (2,028,418)	(12,585,525)	(7,696,577)	(23,147,135)